Related Party Transactions	9 Months Ended
Sep. 30, 2014
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 10 – Related Party Transactions

As of September 30, 2014, the Company operated out of office space that is being provided to us by our Vice President, Michael Hume, free of charge.  There is no written agreement or other material terms relating to this arrangement.

Additionally, a significant portion of the Company’s expenses have been paid by Taurus Financial Partners, LLC (“Taurus”), an independent service provider that currently provides SEC EDGAR compliance and filing services to the Company, and have been accounted for under the accounts payable to a related party line item.  As of September 30, 2014, the Company’s accounts payable to Taurus aggregated $430,435, of which $42,232 and $237,528 were accrued during the three month and nine months ended September 30, 2014, respectively.

As of September 30, 2014, Taurus owned 62.6% of the Company’s issued and outstanding common stock.  Further, on March 21, 2014 Taurus voluntarily entered into a Stock Lock-Up Agreement whereby none of its holdings could be sold until March 31, 2015 at the earliest.  It is important to note that our President and Chief Executive Officer, J. Scott Sitra, is concurrently the President and Chief Executive Officer at Taurus and has voting disposition over the controlling block of Taurus shares once the stock lock-up agreement expires.